Contractual Obligations and Commitments (Tables)	12 Months Ended
Mar. 31, 2020
Contractual Obligations And Commitments
Disclosure of Contractual Obligations Related to Content Commitments
Total
(in thousands)
As at March 31, 2020	$450,469

As at March 31, 2019	$301,660